Other Assets - Other Assets Non-Current and Current (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	€ 28,425	€ 37,351
Derivative financial instruments	16,851	8,104
Other financial assets	11,757	12,513
Total other current financial assets	28,608	20,617
Prepayments	21,323	17,514
VAT receivable	22,587	16,696
Right to return assets	1,412	1,411
Other	1,160	827
Total other current non-financial assets	46,482	36,448
Other current assets	€ 75,090	€ 57,065